Inventories	12 Months Ended
Dec. 31, 2016
Inventories [Abstract]
Inventories:	4. Inventories: The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	2015	2016
Lubricants	$7,438	$6,629
Bunkers	6,809	7,905
Total	$14,247	$14,534